Note 2 - Reverse Merger - Pro Forma Condensed Consolidated Balance Sheets (Details) (Parentheticals) - $ / shares	Dec. 31, 2022	Sep. 07, 2022	Mar. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001